Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions		12 Months Ended
	May 02, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1]
Disclosure of detailed information about intangible assets [line items]
Payment for recovery of distribution rights	$ 306
Carrying amount of intangible assets		$ 42,452	$ 44,831	[1]	$ 45,874
Additional recognition, goodwill		128	24
AUSTRALIA
Disclosure of detailed information about intangible assets [line items]
Intangible asset held for sale		29
Intangible assets other than goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets to assets held for sale		2,727
Intangible Assets With Indefinite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		40,181	42,435
Intangible Assets With Finite Useful Life [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount of intangible assets		$ 2,271	$ 2,396

[1]	The consolidated statements of financial position as at 31 December 2018 and 1 January 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application. The Australian operations have been classified as assets held for sale as at 31 December 2019 without restatement of the respective balances as at 31 December 2018 as required by IFRS 5.